Statement of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
REVENUES	$ 1,896,741	$ 1,840,096
EXPENSES
OPERATING	1,154,764	1,094,067
SELLING, GENERAL AND ADMINISTRATION	230,740	218,600
RESTRUCTURING	0	1,609
GOODWILL IMPAIRMENT	0	360,557
AMORTIZATION	274,118	257,066
NET (GAIN) LOSS ON SALE OF CAPITAL ASSETS	(592)	(3,412)
OPERATING INCOME (LOSS)	237,711	(88,391)
INTEREST ON LONG-TERM DEBT	57,428	62,086
NET FOREIGN EXCHANGE (GAIN) LOSS	9	(73)
NET (GAIN) LOSS ON FINANCIAL INSTRUMENTS	1,725	(4,984)
LOSS ON EXTINGUISHMENT OF DEBT	16,924	0
OTHER EXPENSES	105	872
INCOME (LOSS) BEFORE INCOME TAX EXPENSE AND NET LOSS FROM EQUITY ACCOUNTED INVESTEE	161,520	(146,292)
INCOME TAX EXPENSE
Current	49,281	47,433
Deferred	17,841	2,315
Total Income Tax Expense	67,122	49,748
NET LOSS FROM EQUITY ACCOUNTED INVESTEE	41	96
NET INCOME (LOSS)	94,357	(196,136)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	11,702	(12,520)
Derivatives designated as cash flow hedges, net of income tax	1,604	(5,790)
Settlement of derivatives designated as cash flow hedges, net of income tax	329	1,201
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	1,933	(4,589)
OTHER COMPREHENSIVE INCOME (LOSS)	13,635	(17,109)
COMPREHENSIVE INCOME (LOSS)	107,992	(213,245)
NET INCOME (LOSS) - CONTROLLING INTEREST	94,357	(196,136)
NET INCOME - NON-CONTROLLING INTEREST	0	0
COMPREHENSIVE INCOME (LOSS) - CONTROLLING INTEREST	107,992	(213,245)
COMPREHENSIVE INCOME - NON-CONTROLLING INTEREST	$ 0	$ 0
Net income (loss) per weighted average share, basic	$ 0.81	$ (1.63)
Net income (loss) per weighted average share, diluted	$ 0.81	$ (1.63)
Weighted average number of shares outstanding (thousands), basic	116,178	120,683
Weighted average number of shares outstanding (thousands), diluted	116,178	120,683